Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Virginia Power Fuel Securitization, LLC

2024 Senior Secured Deferred Fuel Cost Bonds

Pursuant to Section 4.01(c)(ii) of the Deferred Fuel Cost Property Servicing Agreement, dated as of February 14, 2024 (the “Servicing Agreement”), by and between Virginia Electric and Power Company, as servicer (the “Servicer”), and Virginia Power Fuel Securitization, LLC and acknowledged and accepted by U.S. Bank Trust Company, National Association, not in its individual capacity, but solely in its capacity as indenture trustee (the “Indenture Trustee”), the Servicer does hereby certify, for the November 1, 2024 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: March 2024 to October 2024

Payment Date: November 1, 2024

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i. Remittances for the March 2024 Collection Period	$324
ii. Remittances for the April 2024 Collection Period	$7,162,370
iii. Remittances for the May 2024 Collection Period	$14,718,662
iv. Remittances for the June 2024 Collection Period	$11,687,652
v. Remittances for the July 2024 Collection Period	$17,934,506
vi. Remittances for the August 2024 Collection Period	$20,891,720
vii. Remittances for the September 2024 Collection Period	$20,164,960
viii. Remittances for the October 2024 Collection Period	$19,534,362
ix. Investment Earnings on Capital Subaccount[1]	$176,342
x. Investment Earnings on Excess Funds Subaccount	$—
xi. Investment Earnings on General Subaccount[1]	$639,581
xii. General Subaccount Balance (sum of i through ix above)	$112,910,478
xiii. Excess Funds Subaccount Balance as of prior Payment Date	$—
xiv. Capital Subaccount Balance as of prior Payment Date	$6,409,500

1 Includes interest recorded February 14, 2024 through September 30, 2024.

2. Outstanding Amounts as of prior Payment Date:

i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$439,300,000
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$842,600,000
iii. Aggregate Outstanding Amount of Deferred Fuel Cost Bonds	$1,281,900,000

3. Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$65,168,214
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
iii. All Deferred Fuel Cost Bonds	$65,168,214

Interest
Tranche/Class	Interest Rate	Days in Interest Period[1]	Principal Balance	Interest Due
i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	5.088%	257	$439,300,000	$15,956,547
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	4.877%	257	$842,600,000	$29,336,266
iii. All Deferred Fuel Cost Bonds				$45,292,813

			Required Level	Funding Required
xiii. Capital Subaccount			$6,409,500	$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i. Trustee Fees and Expenses; Indemnity Amounts	$20,000
ii. Servicing Fee	$457,071
iii. Administration Fee	$71,311
iv. Operating Expenses	$129,679

Deferred Fuel Cost Bonds	Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past due for prior periods)			$45,292,813
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$15,956,547	$36.32
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$29,336,266	$34.82

vi. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date			$—
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—	$—
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—	$—

vii. Semi-Annual Principal			$65,168,214
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$65,168,214	$148.35
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—	$—

viii. Other unpaid Operating Expenses			$71,898
ix. Funding of Capital Subaccount (to required level)			$—
x. Capital Subaccount Return to VEPCO			$222,913
xi. Deposit to Excess Funds Subaccount			$1,476,578
xii. Release to Issuer Upon Retirement of all Deferred Fuel Cost Bonds and Expenses			$—
xiii. Aggregate Remittances as of Current Payment Date			$112,910,478

1 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (After giving effect to payments to be made on such Payment Date):

i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$374,131,786
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$842,600,000
iii. Aggregate Outstanding Amount of all Deferred Fuel Cost Bonds	$1,216,731,786
iv. Excess Funds Subaccount Balance	$—
v. Capital Subaccount Balance	$6,409,500
vi. Aggregate Collection Account Balance	$6,409,500

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i. Excess Funds Subaccount	$—
ii. Capital Subaccount	$—
iii. Total Withdrawals	$—

7. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—
Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
Total	$—

ii. Semi-annual Principal
Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—
Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
Total	$—

8. Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital	$—

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i. Capital Subaccount	$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 25th day of October 2024.

Virginia Electric and Power Company, as Servicer

By:	/s/ John Ingram
Name:	John Ingram
Title:	Controller

CC: Virginia Power Fuel Securitization, LLC